================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067

Form 13F File Number: 28- 13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Willem Mesdag
Title:   Authorized Signatory
Phone:   (310) 432-0200

Signature, Place, and Date of Signing:

   /s/ Willem Mesdag           Los Angeles, CA            November 14, 2011
-----------------------    ------------------------    -----------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                        -------------

Form 13F Information Table Entry Total:        8
                                        -------------

Form 13F Information Table Value Total:     $176,831
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28- 13678                    RMCP GP LLC
    --    ----------                   -------------

                           FORM 13F INFORMATION PAGE

COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                   -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                      VOTING AUTHORITY
                                                                                                    ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER             TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------             -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFFIRMATIVE INS HLDGS INC  COM            008272106   1,351    854,818 SH        DEFINED      1       854,818   0     0

AIR TRANSPORT SERVICES
GRP I                      COM            00922R105  41,363  9,552,730 SH        DEFINED      1     9,552,730   0     0

COST PLUS INC CALIF        COM            221485105  20,154  3,199,111 SH        DEFINED      1     3,199,111   0     0

ENCORE CAP GROUP INC       COM            292554102  51,956  2,377,835 SH        DEFINED      1     2,377,835   0     0

MARLIN BUSINESS SVCS
CORP                       COM            571157106  13,355  1,259,902 SH        DEFINED      1     1,259,902   0     0

NATURES SUNSHINE
PRODUCTS IN                COM            639027101  18,550  1,317,474 SH        DEFINED      1     1,317,474   0     0

RADNET INC                 COM            750491102   9,040  3,705,048 SH        DEFINED      1     3,705,048   0     0

STR HLDGS INC              COM            78478V100  21,062  2,597,011 SH        DEFINED      1     2,597,011   0     0